Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction- Vessels under construction (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Property, Plant, and Equipment [Abstract]
Balance, December 31, 2025	$ 87,277
Pre-delivery and delivery yard installments and capitalized expenses	84,753
Capitalized interest and finance costs	2,410
Transfers to Vessel cost	(111,511)
Balance, June 30, 2026	$ 62,929